FINANCIAL INSTRUMENTS - Financial Instruments that are Not Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade payables
Disclosure of financial assets [line items]
Non-current liabilities	$ 5,240	$ 5,500
Trade payables | Fair value
Disclosure of financial assets [line items]
Non-current liabilities	4,735	5,101
Borrowings
Disclosure of financial assets [line items]
Non-current liabilities	25,061	50,188
Borrowings | Fair value
Disclosure of financial assets [line items]
Non-current liabilities	25,382	51,070
Guarantee deposits
Disclosure of financial assets [line items]
Non-current assets	3,091	2,683
Guarantee deposits | Fair value
Disclosure of financial assets [line items]
Non-current assets	3,039	2,571
Other assets
Disclosure of financial assets [line items]
Non-current assets	6,954	7,796
Other assets | Fair value
Disclosure of financial assets [line items]
Non-current assets	$ 6,278	$ 7,140